Significant Events - Narrative (Details) $ / shares in Units, $ / shares in Units, CLF in Millions, $ in Millions, $ in Millions						1 Months Ended			2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Jul. 12, 2024 CLP ($)	Jul. 01, 2024 CLP ($)	Apr. 17, 2024 CLP ($) $ / shares	Apr. 17, 2024 USD ($)	Apr. 01, 2024 CLP ($) operation	Dec. 31, 2024 CLP ($) shares	Sep. 30, 2024 CLP ($) shares	Aug. 31, 2024	May 31, 2024 appoint director	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 CLF	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLP ($) $ / shares	Dec. 31, 2022 CLP ($)	Jun. 30, 2024 CLP ($)
Significant Events [Line Items]
Distribution and payment of dividends, percentage			70.00%	70.00%						70.00%	60.00%			70.00%
Shareholders dividend per share (in Pesos per share) | $ / shares															$ 1.84393687
Profits used to increase the banks reserves														30.00%
Minimum dividend provision of accumulated earnings														70.00%
Dividends recognised as distributions to owners			$ 347,483	$ 496,404
Number of authority to appoint | appoint									1
Number of board directors | director									3
Proceeds from sales of interests in associates												$ 1,140		$ 1,643		$ 18,690
Repayment of loans to Central Bank of Chile		$ (2,850,919)			$ 3,331,198							6,048,867		(464,784)		$ 27,356
Registered senior bonds | CLF													CLF 11
Exchange process for nominal amounts						$ 220,811,161				$ 220,811,161	$ 220,811,161	$ 220,811,161		$ 272,064,708	$ 272,064,708
Dividends paid, ordinary shares per share | $ / shares			$ 1.84393687
BTP25, BTU25, BTP26 And BTU26 Bonds
Significant Events [Line Items]
Exchange process for nominal amounts																	$ 4,320,000
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.
Significant Events [Line Items]
Number of shares sold in transaction (in shares) | shares							45
Proceeds from sales of interests in associates							$ 36
Proportion of ownership interest in associate							13.72%	14.27%
Servicios Financieros Mundo Crédito SpA | Santander Consumer Finance Limitada
Significant Events [Line Items]
Number of operations acquired | operation					7,092
Consideration transferred, acquisition-date fair value					$ 49,455
Financial assets recognised as of acquisition date																	44,557
Credit risk loan loss provision associated with the acquired portfolio																	$ 1,820
Increase in loan portfolio	$ 14,636
Bansa Santander S.A
Significant Events [Line Items]
Assets as a percentage of consolidated assets									0.40%
Equity as a percentage of consolidated equity									0.70%
Earnings as a percentage of consolidated earnings									0.40%
Klare Corredora de Seguros S.A
Significant Events [Line Items]
Number of shares sold in transaction (in shares) | shares						501
Sale of proportion of ownership interest in subsidiary						50.01%